Reconciliation of the Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Abstract]
Reconciliation of the Financial Statements to Form 5500

Note 7 - Reconciliation of the Financial Statements to Form 5500

The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to the Form 5500:

	2025	2024

Net assets available for benefits per the financial statements	$168,227,695	$152,351,645
Difference in valuation of the common collective trust fund from net asset value to fair value	—	(279,963)

Net assets available for benefits per Form 5500	$168,227,695	$152,071,682

The following is a reconciliation of net increase in net assets available for benefits per the financial statements at December 31, 2025 and 2024 to the Form 5500:

Net increase in net assets available for benefits per the financial statements	$15,876,050	$23,697,493
Difference in valuation of the common collective trust fund from net asset value to fair value	279,963	(101,629)

Net increase in net assets available for benefits per Form 5500	$16,156,013	$23,595,864